DESCRIPTION OF BUSINESS, ORGANIZATION, AND BASIS OF PRESENTATION (Details 2)	12 Months Ended
Dec. 31, 2018
Jinghua Structure Fund 5
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 19, 2014
Principal activities	Micro credit
Jinghua Structure Fund 6
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 09, 2014
Principal activities	Micro credit
Bohai Trust Shenfanlian Micro Finance Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 14, 2016
Principal activities	Micro credit
Bohai Huihe SME Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 29, 2017
Principal activities	Micro credit
Zhongyuan Wealth Anhui Structure Fund 1
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jan. 20, 2017
Principal activities	Micro credit
Zhongyuan Wealth Anhui Structure Fund 2
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Aug. 18, 2017
Principal activities	Micro credit
Beijing Fanhua Micro-credit Company Limited
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Aug. 10, 2012
Principal activities	Micro credit and mortgage agency services
No.27 Jinghua Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	May 18, 2018
Principal activities	Micro credit
No.29 Jinghua Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	May 16, 2018
Principal activities	Micro credit
Yuecai Loan Structure Arrangement
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jul. 06, 2018
Principal activities	Micro credit
Zhonghai Lanhai Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jul. 18, 2018
Principal activities	Micro credit
Bairui Hengyi No.613 Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jul. 25, 2018
Principal activities	Micro credit
Bohai Trust No.1 Huiying Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 10, 2018
Principal activities	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 28, 2018
Principal activities	Micro credit
Everbright No.1 Business Acceleration Structure Fund
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 29, 2018
Principal activities	Micro credit